Securities (Unrealized Gain (Loss) on Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	$ 87,320	$ 86,858
Available-for-sale Securities, Gross Unrealized Gains	2,915	2,620
Available-for-sale Securities, Gross Unrealized Losses	(697)	(713)
Available-for-sale securities, Estimated Fair Value	89,538	88,765
Securities held to maturity, Amortized cost	21,515	18,771
Securities held-to-maturity, Unrecognized Holding Gain	1,239	1,139
Securities held-to-maturity, Unrecognized Holding Loss	(13)	(31)
Securities held-to-maturity, Estimated Fair Value	22,741	19,879
US Government Agencies Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	2,482	5,274
Available-for-sale Securities, Gross Unrealized Gains	86	102
Available-for-sale securities, Estimated Fair Value	2,568	5,376
Securities held to maturity, Amortized cost	5,050
Securities held-to-maturity, Unrecognized Holding Gain	38
Securities held-to-maturity, Estimated Fair Value	5,088
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	14,690	17,031
Available-for-sale Securities, Gross Unrealized Gains	613	856
Available-for-sale Securities, Gross Unrealized Losses		(9)
Available-for-sale securities, Estimated Fair Value	15,303	17,878
Securities held to maturity, Amortized cost	2,746	2,992
Securities held-to-maturity, Unrecognized Holding Gain	288	192
Securities held-to-maturity, Estimated Fair Value	3,034	3,184
Residential Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	43,984	56,546
Available-for-sale Securities, Gross Unrealized Gains	1,684	1,655
Available-for-sale Securities, Gross Unrealized Losses	(123)	(277)
Available-for-sale securities, Estimated Fair Value	45,545	57,924
Securities held to maturity, Amortized cost	11,048	13,083
Securities held-to-maturity, Unrecognized Holding Gain	374	329
Securities held-to-maturity, Unrecognized Holding Loss	(13)	(31)
Securities held-to-maturity, Estimated Fair Value	11,409	13,381
Commercial Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	4,423	208
Available-for-sale Securities, Gross Unrealized Gains	42	2
Available-for-sale Securities, Gross Unrealized Losses	(2)
Available-for-sale securities, Estimated Fair Value	4,463	210
Securities held to maturity, Amortized cost	2,671	2,696
Securities held-to-maturity, Unrecognized Holding Gain	539	618
Securities held-to-maturity, Estimated Fair Value	3,210	3,314
Corporate Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	21,741	7,799
Available-for-sale Securities, Gross Unrealized Gains	490	5
Available-for-sale Securities, Gross Unrealized Losses	(572)	(427)
Available-for-sale securities, Estimated Fair Value	$ 21,659	$ 7,377